PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2016	2017
Cost
Buildings and plant	$286,302,082	$325,775,766
Machinery and equipment	371,703,665	464,556,735
Furniture, fixtures and equipment	21,355,517	26,701,699
Motor vehicles	334,025	356,560
Less: Accumulated depreciation	(206,725,215)	(260,287,516)
Property, plant and equipment, net	$472,970,074	$557,103,244
Construction in process	84,457,810	22,025,447
Total	$557,427,884	$579,128,691

Depreciation expense was $31,361,026, $33,822,082 and $38,824,055 for the years ended December 31, 2015, 2016 and 2017, respectively.

Construction in process of $22.0 million as of December 31, 2017 was mostly related to the Phase 3B expansion project.

The Group recognized impairments for long-lived assets of $1,622,588, $198,689 and $2,987,668 during the years ended December 31, 2015, 2016 and 2017, respectively.